Share-Based and Other Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Changes in Intelsat Global's Restricted Class B Shares

A summary of the changes in Intelsat Global’s restricted Class B Shares for the Class B Executive Officers during the year ended December 31, 2011 is set forth below:

	Shares	Grant date fair value per Share
Total non-vested Class B Shares at December 31, 2010	166,117	$10.73
Vested	(77,335)	$10.73

Total non-vested Class B Shares at December 31, 2011	88,782	$10.73

(remaining average contractual term of approximately 2 years)

Class A Options [Member]
Summary of Changes in Intelsat Global's Options

A summary of the changes in Intelsat Global’s Class A share option grants for certain executive officers during the year ended December 31, 2011 is set forth below:

		Weighted average
	Options	exercise price
Class A share options outstanding at December 31, 2010	377,795	$100.00
Class A share options outstanding at December 31, 2011	377,795	$100.00

Class A share options exercisable at December 31, 2011	60,045	$100.00
(remaining average contractual term of approximately 7 years)

Rollover Options [Member]
Summary of Changes in Intelsat Global's Options

A summary of the changes in Intelsat Global’s rollover options outstanding during the year ended December 31, 2011 is set forth below:

	Options	Weighted average exercise price
Rollover options outstanding at December 31, 2010	147,247	$25.00
Cancelled and returned for cash	(6,009)	$25.00

Rollover options outstanding at December 31, 2011	141,238	$25.00

Rollover options exercisable at December 31, 2011	141,238	$25.00
(remaining average contractual term of approximately 5 years)